Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2024	2023

	(€ in thousands)
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,683	1,393
Convertible loans	—	—
Accrued interest on convertible loans	—	—
Total borrowings	4,582	4,292
Current portion	4,582	—
Total non-current borrowings	—	4,292

Schedule of results related to derecognition of financial liabilities

	2024	2023

	(€ in thousands)
Gain on waiver of Amylon Therapeutics B.V. convertible loans	—	1,866
	—	1,866

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

	Innovation	Convertible	Lease
	credit	loans	liability

	(€ in thousands)
Balance at January 1, 2023	4,943	1,828	15,200
Changes from financing cash flows
Repayments	(1,008)	—	(1,621)
The effect of changes in foreign exchange rates	—	—	—
Other changes
Interest expense	357	38	—
Interest paid	—	—	—
Transaction costs	—	—	—
Repayments allocated to option premium on convertible loans (equity)	—	—	—
Repayments recognized as result on derecognition of financial liabilities	—	—	—
Effect of waived loan agreements	—	(1,866)	—
Effect of lease amendments	—	—	1,863

Balance at January 1, 2024	4,292	—	15,442
Changes from financing cash flows
Repayments	—	—	(1,582)
The effect of changes in foreign exchange rates	—	—	—
Other changes
Interest expense	290	—	—
Interest paid	—	—	—
Effect of waived loan agreements	—	—	—
Effect of lease amendments	—	—	(1,226)

Balance at December 31, 2024	4,582	—	12,634